Accounts receivable - Age Analysis of Accounts Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Credit risk
Customer accounts receivable – billed, net of allowance for doubtful accounts	$ 186	$ 276
Accounts receivable – unbilled	240	194
Other receivables	28	28
Total	454	498
Less than 30 days past billing date
Credit risk
Customer accounts receivable – billed, net of allowance for doubtful accounts	123	174
30-60 days past billing date
Credit risk
Customer accounts receivable – billed, net of allowance for doubtful accounts	52	78
61-90 days past billing date
Credit risk
Customer accounts receivable – billed, net of allowance for doubtful accounts	8	11
More than 90 days past billing date
Credit risk
Customer accounts receivable – billed, net of allowance for doubtful accounts	$ 3	$ 13